UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

13F

FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   September 30, 2010

Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Peter K. Seldin
Address:	575 Lexington Avenue, 33rd Floor
		New York, NY  10022

Form 13F File Number: 28-3604

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:

Name:	            Peter K. Seldin
Title:		Investment Manager
Phone:		212-753-5150

Signature,	            Place,            and Date of Signing:
/s/Peter K. Seldin	New York, NY	November 12, 2010

Report type (Check only one):

[X]  13F Holdings Report.

[ ]  13F Notice.

[ ]  13F Combination Report.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		 3
Form 13F Information Table Entry Total:		12
Form 13F Information Table Value Total:   $179,184
					(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all Institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.	Form 13F File Number		Name

1. 	028-12601			Centennial Energy Partners, L.L.C.
2. 	028-12603			Centennial Energy Partners, L.P.
3. 	028-12606			Centennial Energy Partners V, L.P.


FORM 13F INFORMATION TABLE
COLUMN 1		COLUMN 2  COLUMN 3	COLUMN 4    COLUMN 5	COLUMN 6	COLUMN 7    COLUMN 8

                        TITLE OF             	VALUE       SHARES        INVESTMENT   	OTHER 	    VOTING AUTHORITY
NAME OF ISSUER          CLASS      CUSIP    	(X $1000)   PRN/AMT       DISCRETION	MANAGERS    SOLE      SHARED
ATP OIL & GAS		COM    00208J108        18940       1,387,552    SHARED-DEFINED  1,2        1,387,552     0
ATP OIL & GAS		COM    00208J108        17291       1,266,770    SHARED-DEFINED  1,3	    1,266,770     0
BPZ RESOURCES INC       COM    055639108        22372       5,841,331	 SHARED-DEFINED  1,2        5,841,331     0
BPZ RESOURCES INC       COM    055639108        20996       5,481,932    SHARED-DEFINED  1,3        5,481,932     0
CARRIZO OIL & GAS INC   COM    144577103        26000       1,086,043    SHARED-DEFINED  1,2	    1,086,043     0
CARRIZO OIL & GAS INC   COM    144577103        23844         995,976	 SHARED-DEFINED  1,3          995,976     0
COMPTON PETE CORP.	COM    204940100        11252      21,597,828    SHARED-DEFINED  1,2	   21,597,828     0
COMPTON PETE CORP.	COM    204940100         3352       6,433,832    SHARED-DEFINED  1,3	    6,433,832     0
RANGE RES CORP		COM    75281A109         9229         242,046	 SHARED-DEFINED  1,2          242,046     0
RANGE RES CORP		COM    75281A109        11071         290,354	 SHARED-DEFINED  1,3          290,354     0
VENOCO INC        	COM    92275P307         7762         395,414    SHARED-DEFINED  1,2	      395,414     0
VENOCO INC        	COM    92275P307         7075         360,407    SHARED-DEFINED  1,3	      360,407     0

